Net Loss per Common Share	12 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Net Loss per Common Share
Note 16—Net Loss per Common Share
Basic net loss per common share is computed by dividing net loss attributable to Roivant Sciences Ltd. by the weighted-average number of common stock outstanding during the period. Diluted net loss per common share is computed by dividing the net loss attributable to Roivant Sciences Ltd. by the diluted weighted-average number of common stock outstanding during the period.
For periods of loss, diluted loss per share is calculated similar to basic loss per share as the effect of including all potentially dilutive common stock equivalents is anti-dilutive. All outstanding common stock equivalents have been excluded from the computation of diluted loss per share because their effect was anti-dilutive due to the net loss.
As of March 31, 2022 and 2021, potentially dilutive securities were as follows:

	March 31, 2022	March 31, 2021
Stock options and performance stock options	80,364,904	69,687,308
Restricted stock units and performance stock units (non-vested)	21,956,749	7,294,028
March 2020 CVARs (1)	32,011,996	32,447,626
November 2021 CVARs	6,285,250	—
Restricted c ommon stock (non-vested)	741,405	1,720,090
Earn-Out Shares (non-vested)	3,080,387	—
Private Placement Warrants	10,214,365	—
Public Warrants	20,475,875	—
Other instruments issued	5,103,577	5,458,543

(1)	Refer to Note 10, “Share-Based Compensation” for details regarding settlement of CVARs.